Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Opening balance	kr 3,335
Adjustment due to IFRS 9	1,240
Opening balance, adjusted	4,575
Losses recognized in profit or loss	420	kr 3,649	kr 553
Write-offs	(890)
Translation difference	18
Closing balance	kr 4,123	kr 3,335